PRIVATE PLACEMENTS (Details Narrative) - USD ($)		2 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Feb. 07, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement
Murphy Canyon Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement				$ 7,540,000			$ 7,540,000
Exercise price of warrants			$ 0.01				$ 0.01
Murphy Canyon Acquisition Corp [Member] | Director [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of private placement units, net of offering costs			15,000				15,000
Private Placement [Member] | Murphy Canyon Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for private sale	754,000		754,000				754,000
Sale of stock price per share	$ 10.00		$ 10.00				$ 10.00
Proceeds from issuance of private placement			$ 7,540,000				$ 7,540,000
Private Placement [Member] | Murphy Canyon Acquisition Corp [Member] | Capital Unit, Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants			$ 11.50				$ 11.50